Note 28 - Stock option plans (Detail) - Assumptions used for calculating fair value of option grants on date of grant:	12 Months Ended
	Dec. 31, 2011
Expected life (years)	6 years	[1]
Minimum [Member]
Risk-free interest rate (%)	1.20%	[2]
Volatility (%)	63.00%	[3]
Maximum [Member]
Risk-free interest rate (%)	2.50%	[2]
Volatility (%)	65.00%	[3]

[1]	In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.
[2]	The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury zero-coupon yield in effect at the time of grant.
[3]	The Company used its own historical data to estimate the stock price volatility.